Document and Entity Information	Feb. 25, 2025
Cover [Abstract]
Entity Registrant Name	MACROGENICS INC
Amendment Flag	false
Entity Central Index Key	0001125345
Document Type	8-K
Document Period End Date	Feb. 25, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-36112
Entity Tax Identification Number	06-1591613
Entity Address, Address Line One	9704 Medical Center Drive
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	(301)
Local Phone Number	251-5172
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MGNX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false